Income Tax Credit - Schedule of Major Components of Income Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax:
Total current tax	£ 4,351	£ 6,398	£ 7,254
Deferred tax:
In respect of prior years, deferred tax	(2,715)	(2,711)	(4,325)
Total deferred tax	47	34	15
Income tax credit	4,398	6,432	7,269
Current income tax receivable	5,123	6,367	7,188
Deferred tax	143	103
U.K. [member]
Current tax:
In respect of current year	4,558	6,366	7,185
In respect of prior years	(206)	35	69
Deferred tax:
Current income tax receivable	5,121	6,366	7,185
U.S. [member]
Current tax:
In respect of current year	(1)	(3)
Deferred tax:
In respect of current year, deferred tax	48	34	15
In respect of prior years, deferred tax	(1)
Current income tax receivable	2	1	3
Deferred tax	£ 143	£ 103	£ 60